Cover	Jul. 05, 2023
Document Information Line Items
Entity Registrant Name	HEALTHCARE AI ACQUISITION CORP.
Entity Central Index Key	0001848861
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Jul. 05, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1585450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-41145
Entity Address Address Line 1	8 The Green
Entity Address Address Line 2	Ste 15614
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	917
Local Phone Number	446-0469
Amendment Description	On July 11, 2023, Healthcare AI Acquisition Corp. (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) reporting the change in the Company’s certifying accountant. This Current Report on Form 8-K/A amends and restates the Original Report in order to supplement information previously disclosed, and to include Exhibit 16.1, the Letter from Marcum LLP regarding the change in the Registrant’s certifying accountant. The entire Current Report on Form 8-K is being filed as amended and restated to include this supplemental information and to reflect the inclusion of this exhibit.
Class A Ordinary Share Units
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	HAIAU
Security Exchange Name	NASDAQ
Class A Ordinary stock
Document Information Line Items
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	HAIA
Security Exchange Name	NASDAQ
Class A Ordinary Shares Warrants
Document Information Line Items
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	HAIAW
Security Exchange Name	NASDAQ